Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Preferred Stock, Shares Authorized		10,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001
Common Stock, Shares Authorized		10,000,000,000
Common Stock, Shares, Outstanding	2,926,528,666	1,733,847,494
Series B Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.001
[custom:PreferredStockSharesDesignated-0]		1,700,000
Preferred Stock, Shares Outstanding	700,000	700,000
Preferred Stock, Liquidation Preference, Value	$ 700	$ 700
Series D Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.001
[custom:PreferredStockSharesDesignated-0]		1,250,000
Preferred Stock, Shares Outstanding		0
Preferred Stock, Liquidation Preference Per Share		$ 6.00
Series E Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.001
[custom:PreferredStockSharesDesignated-0]		562,250
Preferred Stock, Shares Outstanding	51,605	105,378
Preferred Stock, Liquidation Preference Per Share		$ 13.34
Series G Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.001
[custom:PreferredStockSharesDesignated-0]		1,000,000
Preferred Stock, Shares Outstanding	615,000	0
Preferred Stock, Liquidation Preference Per Share		$ 10.00
Convertible Notes Payable [Member]
Debt Instrument, Unamortized Discount, Current	$ 0	$ 83,548
Notes Payable [Member]
Debt Instrument, Unamortized Discount, Current	$ 0	$ 0